ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS	12 Months Ended
Dec. 31, 2022
Accounts Receivable From State Of Minas Gerais
ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS

11.	ACCOUNTS RECEIVABLE FROM THE STATE OF MINAS GERAIS

The Company has a balance receivable from the State of Minas Gerais, recognized in non-current assets, of R$ 13 (R$ 13 on December 31, 2021), relating to return of an administrative deposit made for a dispute on the criterion for inflation correction to be applied to an advance against future capital increase (‘AFAC’), made in prior years, which was the subject of a debt recognition agreement.

On June 30, 2021, the Company retained the remaining portion of dividends to be paid to State of Minas Gerais and awaits development of the issue with CPRAC (government agency).

Regarding the discussion on the merits of the criterion used in the past for AFAC’s monetary updating, if a solution is not successfully reached either through CPRAC or any legal proceedings on the merits, Management, based on assessment of legal advisors, has assessed the chances of loss as ‘possible’.